Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2010	$ 205,351	$ 400	$ 13,748	$ 151,545	$ 45,288	$ (5,630)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	289	0	0	0	289	0
Other comprehensive (loss) income	9,444	0	0	0	0	9,444
Dividends declared on preferred stock	(80)	0	0	0	(80)	0
Common stock issued under employee stock purchase plan	1	0	0	1	0	0
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	3,802	0	377	3,425	0	0
Common stock share-based awards	1,213	0	0	1,213	0	0
Ending balance at Dec. 31, 2011	220,020	400	14,125	156,184	45,497	3,814
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	10,894	0	0	0	10,894	0
Other comprehensive (loss) income	3,426	0	0	0	0	3,426
Dividends declared on preferred stock	(80)	0	0	0	(80)	0
Common stock issued under employee stock purchase plan	1	0	0	1	0	0
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	44	0	6	38	0	0
Common stock share-based awards	1,082	0	0	1,082	0	0
Ending balance at Dec. 31, 2012	235,387	400	14,131	157,305	56,311	7,240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	17,260	0	0	0	17,260	0
Other comprehensive (loss) income	(23,755)	0	0	0	0	(23,755)
Dividends declared on preferred stock	(80)	0	0	0	(80)	0
Common stock issued under stock options plans	355	0	24	331	0	0
Common stock issued under employee stock purchase plan	1	0	0	1	0	0
Proceeds from issuance of common stock in connection with dividend reinvestment and stock purchase plan	67	0	2	65	0	0
Common stock share-based awards	948	0	0	948	0	0
Ending balance at Dec. 31, 2013	$ 230,183	$ 400	$ 14,157	$ 158,650	$ 73,491	$ (16,515)